Employee Benefits - Funded Status (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
United Kingdom | ICON Development Solutions Limited pension plan
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	$ (19,558)	$ (41,813)
Fair value of plan assets	26,050	36,198	$ 34,612
Funded status	6,492	(5,615)
Switzerland | Aptiv Solutions pension plan
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	(5,806)	(7,643)
Fair value of plan assets	5,681	6,964	7,601
Funded status	(125)	(679)
Switzerland | PRA Switzerland AG pension plan
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	(5,345)	(4,990)
Fair value of plan assets	4,059	3,017	$ 2,849
Funded status	$ (1,286)	$ (1,973)